Advances repayable - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Non-Current portion as at 1st January	€ 4,139	€ 2,864
Non-Current portion as at 31 December	4,220	4,139
Current portion as at 1st January	346	276
Current portion as at 31 December	371	346
Total Recoverable Cash Advances at 1st January	4,484	3,140
Total Recoverable Cash Advances 31 December	€ 4,590	€ 4,484